Payments, by Government - United States of America - 12 months ended Dec. 31, 2024 - USD ($)	Fees	Infrastructure	Total Payments
State of Idaho, Department of Lands
Total	$ 124,530		$ 124,530
Government of the United States of America, United States Environmental Protection Agency
Total	812,219		812,219
Government of the United States of America, Bureau of Land Management
Total	333,505		333,505
State of Idaho, Idaho Department of Environmental Quality
Total	$ 182,429		182,429
Nez Perce Tribe, South Fork Salmon Water Quality Enhancement Fund
Total		$ 1,000,000	$ 1,000,000